Investments accounted for using the equity method - Disclosure of aggregate amounts of individually immaterial joint ventures and associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Net (loss)/profit	€ 737	€ (74)	[1]	€ (62)	[1]
Other comprehensive (loss)/income	(39)	(43)		14
Aggregated individually immaterial associates
Disclosure Of Joint Ventures And Associates [Line Items]
(Loss)/profit from continuing operations	22	24		18
Net (loss)/profit	22	24		18
Other comprehensive (loss)/income	13	0		(34)
Total Other comprehensive (loss)/income	35	24		(16)
Aggregated individually immaterial joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
(Loss)/profit from continuing operations	168	(372)		(359)
Net (loss)/profit	168	(372)		(359)
Other comprehensive (loss)/income	(72)	(4)		(268)
Total Other comprehensive (loss)/income	€ 96	€ (376)		€ (627)

[1]	Refer to Note 3, Scope of consolidation